UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         2nd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

      /s/ Jed Bowen               Irvington, NY             May 16, 2011
-------------------------      ---------------------    ----------------------
        [Signature]               [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       62

Form 13F Information Table Value Total:      $2,666,805
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044      Elm Ridge Partners, LLC
(2)     028- 11797      Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075      Elm Ridge Capital Management, LLC
--------------------------------------------------------------------

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE OF                    VALUE      SHRS OR SH/ PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP       (X$1000)    PRN AMT PRN CALL    DISCRETION  MANAGERS   SOLE    SHARED  NONE

AETNA INC NEW                 COM            00817Y108    79,033   2,111,475 SH          Defined      1,2,3    2,111,475
ALCOA INC                     COM            013817101    66,177   3,747,300 SH          Defined      1,2,3    3,747,300
ALLIED WRLD ASSUR COM HLDG A  SHS            H01531104    25,145     401,100 SH          Defined      1,2,3      401,100
ALLSTATE CORP                 COM            020002101    52,056   1,638,000 SH          Defined      1,2,3    1,638,000
ALPHA NATURAL RESOURCES INC   COM            02076X102     5,937     100,000     PUT     Defined      1,2,3      100,000
APARTMENT INVT & MGMT CO      CL A           03748R101    12,735     500,000     CALL    Defined      1,2,3      500,000
APPLIED MATLS INC             COM            038222105    50,837   3,254,600 SH          Defined      1,2,3    3,254,600
ASSURED GUARANTY LTD          COM            G0585R106    92,117   6,182,350 SH          Defined      1,2,3    6,182,350
AXIS CAPITAL HOLDINGS         SHS            G0692U109    52,418   1,501,100 SH          Defined      1,2,3    1,501,100
BOSTON SCIENTIFIC CORP        COM            101137107    40,657   5,654,712 SH          Defined      1,2,3    5,654,712
BRUNSWICK CORP                COM            117043109    17,066     671,110 SH          Defined      1,2,3      671,110
CENVEO INC                    COM            15670S105    39,479   6,045,865 SH          Defined      1,2,3    6,045,865
CHIPOTLE MEXICAN GRILL INC    COM            169656105    13,619      50,000     PUT     Defined      1,2,3       50,000
CISCO SYS INC                 COM            17275R102    44,547   2,597,500 SH          Defined      1,2,3    2,597,500
CIT GROUP INC                 COM NEW        125581801    21,275     500,000     CALL    Defined      1,2,3      500,000
CLIFFS NATURAL RESOURCES INC  COM            18683K101    24,570     250,000     PUT     Defined      1,2,3      250,000
DEERE & CO                    COM            244199105    19,378     200,000     PUT     Defined      1,2,3      200,000
DOMTAR CORP                   COM NEW        257559203    13,289     144,789 SH          Defined      1,2,3      144,789
DONALDSON INC                 COM            257651109    12,258     200,000     PUT     Defined      1,2,3      200,000
DONNELLEY R R & SONS CO       COM            257867101   108,112   5,714,169 SH          Defined      1,2,3    5,714,169
EQUINIX INC                   COM NEW        29444U502     9,110     100,000     CALL    Defined      1,2,3      100,000
FASTENAL CO                   COM            311900104    12,966     200,000     PUT     Defined      1,2,3      200,000
FIDELITY NATIONAL FINANCIAL   CL A           31620R105    65,382   4,627,200 SH          Defined      1,2,3    4,627,200
FLEXTRONICS INTL LTD          ORD            Y2573F102    65,309   8,742,900 SH          Defined      1,2,3    8,742,900
GREEN MTN COFFEE ROASTERS IN  COM            393122106    25,844     400,000     PUT     Defined      1,2,3      400,000
HOME DEPOT INC                COM            437076102    56,439   1,522,900 SH          Defined      1,2,3    1,522,900
INTL PAPER CO                 COM            460146103    49,263   1,632,300 SH          Defined      1,2,3    1,632,300
INTREPID POTASH INC           COM            46121Y102    34,820   1,000,000     CALL    Defined      1,2,3    1,000,000
INTREPID POTASH INC           COM            46121Y102    10,446     300,000     PUT     Defined      1,2,3      300,000
JONES GROUP INC               COM            48020T101    34,660   2,520,707 SH          Defined      1,2,3    2,520,707
KAPSTONE PAPER & PACKAGING C  COM            48562P103    32,707   1,904,877 SH          Defined      1,2,3    1,904,877
KIMBERLY CLARK CORP           COM            494368103    13,857     212,300 SH          Defined      1,2,3      212,300
LILLY ELI & CO                COM            532457108    67,681   1,924,400 SH          Defined      1,2,3    1,924,400
LIZ CLAIBORNE INC             COM            539320101    22,794   4,228,976 SH          Defined      1,2,3    4,228,976
LOCKHEED MARTIN CORP          COM            539830109   116,845   1,453,300 SH          Defined      1,2,3    1,453,300
LOWES COS INC                 COM            548661107    19,155     724,730 SH          Defined      1,2,3      724,730
MBIA INC                      COM            55262C100    73,209   7,291,701 SH          Defined      1,2,3    7,291,701
MACYS INC                     COM            55616P104    36,225   1,493,200 SH          Defined      1,2,3    1,493,200
MASCO CORP                    COM            574599106    58,490   4,201,834 SH          Defined      1,2,3    4,201,834
MARRIOTT INTL INC NEW         COM            571903202    24,906     700,000     PUT     Defined      1,2,3      700,000
MERCK & CO INC NEW            COM            58933Y105    69,585   2,108,006 SH          Defined      1,2,3    2,108,006
MGM RESORTS INTERNATIONAL     COM            552953101     6,575     500,000     PUT     Defined      1,2,3      500,000
NRG ENERGY INC                COM NEW        629377508    54,949   2,551,000 SH          Defined      1,2,3    2,551,000
NORTHROP GRUMMAN CORP         COM            666807102    47,690     760,477 SH          Defined      1,2,3      760,477
PANERA BREAD CO               CL A           69840W108    57,150     450,000     PUT     Defined      1,2,3      450,000
PFIZER INC                    COM            717081103    67,911   3,343,700 SH          Defined      1,2,3    3,343,700
QUAD / GRAPHICS INC           COM CL A       747301109    28,434     668,414 SH          Defined      1,2,3      668,414
RAYTHEON CO                   COM NEW        755111507    50,092     984,700 SH          Defined      1,2,3      984,700
REGIONS FINANCIAL CORP NEW    COM            7591EP100    75,252  10,365,315 SH          Defined      1,2,3    10,365,315
SAFEWAY INC                   COM NEW        786514208    41,598   1,767,100 SH          Defined      1,2,3    1,767,100
SANMINA SCI CORP              COM NEW        800907206    60,670   5,412,166 SH          Defined      1,2,3    5,412,166
SANOFI AVENTIS                SPONSORED ADR  80105N105    46,366   1,316,466 SH          Defined      1,2,3    1,316,466
STARWOOD HOTELS&RESORTS WRLD  COM            85590A401     8,718     150,000     PUT     Defined      1,2,3      150,000
SUPERVALU INC                 COM            868536103    51,786   5,799,051 SH          Defined      1,2,3    5,799,051
SUPERVALU INC                 COM            868536103    26,790   3,000,000     CALL    Defined      1,2,3    3,000,000
TEMPLE INLAND INC             COM            879868107    63,740   2,723,919 SH          Defined      1,2,3    2,723,919
TEMPUR PEDIC INTL INC         COM            88023U101    20,264     400,000     PUT     Defined      1,2,3      400,000
TRANSATLANTIC HLDGS INC       COM            893521104    80,794   1,660,046 SH          Defined      1,2,3    1,660,046
WAL MART STORES INC           COM            931142103    62,481   1,200,400 SH          Defined      1,2,3    1,200,400
WALTER ENERGY INC             COM            93317Q105    20,315     150,000     PUT     Defined      1,2,3      150,000
WELLS FARGO & CO NEW          COM            949746101    78,336   2,470,400 SH          Defined      1,2,3    2,470,400
WHIRLPOOL CORP                COM            963320106    26,496     310,400 SH          Defined      1,2,3      310,400



SK 03563 0004 1190887